Property, plant, equipment and development costs	12 Months Ended
Dec. 31, 2023
Property, plant, equipment and development costs
Property, plant, equipment and development costs

11.   Property, plant, equipment and development costs

(a)	Below is presented the movement:

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2022	Additions	Disposals	Sales	estimations	and transfers	2022	Additions	Disposals	Sales	estimations	and transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,703	—	—	—	—	1,062	18,765	—	—	—	—	—	18,765
Mining concessions	111,596	—	(6)	—	—	—	111,590	—	—	—	—	(34,023)	77,567
Development costs	853,020	59,702	—	—	—	—	912,722	89,127	(8)	—	—	—	1,001,841
Buildings, constructions and other	1,350,395	—	(123)	—	—	3,510	1,353,782	—	—	(5,193)	—	27,011	1,375,600
Machinery and equipment	902,397	10	(41,053)	(34)	—	12,695	874,015	1	(233)	—	—	15,428	889,211
Transportation units	7,662	15	(277)	(1,816)	—	73	5,657	—	(89)	(761)	—	723	5,530
Furniture and fixtures	11,770	—	(702)	(4)	—	7	11,071	2	(6)	—	—	464	11,531
Units in transit	2,875	12,811	—	—	—	—	15,686	36,452	—	—	—	—	52,138
Work in progress	46,287	65,577	(3,049)	—	—	(17,347)	91,468	139,610	(1,326)	—	—	(43,629)	186,123
Stripping activity asset, note 1 (b)	155,448	26,669	—	—	—	—	182,117	8,953	—	—	—	—	191,070
Right-of-use asset (e)	19,232	—	—	—	11,712	—	30,944	1,929	—	—	1,055	—	33,928
Mine closure costs	332,382	—	—	—	(21,869)	—	310,513	—	—	—	11,879	—	322,392
	3,810,767	164,784	(45,210)	(1,854)	(10,157)	—	3,918,330	276,074	(1,662)	(5,954)	12,934	(34,026)	4,165,696
Accumulated depreciation and amortization:
Development costs	375,562	26,907	—	—	—	—	402,469	23,802	—	—	—	—	426,271
Buildings, construction and other	765,694	58,345	(121)	—	—	—	823,918	55,919	—	—	—	—	879,837
Machinery and equipment	742,340	42,698	(40,355)	(34)	—	—	744,649	37,510	(223)	(4,792)	—	—	777,144
Transportation units	6,650	478	(153)	(1,803)	—	—	5,172	301	(85)	(744)	—	—	4,644
Furniture and fixtures	10,328	548	(651)	(4)	—	—	10,221	457	(6)	—	—	—	10,672
Stripping activity asset	118,178	21,769	—	—	—	—	139,947	51,123	—	—	—	—	191,070
Right-of-use asset (e)	13,894	4,290	—	—	—	—	18,184	3,988	—	—	—	—	22,172
Mine closure costs	213,832	18,198	—	—	—	—	232,030	15,016	—	—	—	—	247,046
	2,246,478	173,233	(41,280)	(1,841)	—	—	2,376,590	188,116	(314)	(5,536)	—	—	2,558,856
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	—	3,488	—	—	—	—	—	3,488
Property, plant and other	20,725	—	(19,874)	—	—	—	851	—	—	—	—	—	851
	26,419	—	(19,874)	—	—	—	6,545	—	—	—	—	—	6,545

Net cost	1,537,870						1,535,195						1,600,295

(b)	Impairment of long-lived assets

In accordance with its accounting policies and processes, each asset or CGU is evaluated at each reporting date and annually at year-end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) its value in use (VIU).

Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market-based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. Capital and operating expenditure associated with the Group’s climate change initiatives are, to the extent necessary, considered when determining the recoverable amount of each CGU. The Group Buenaventura practices responsible mining that promotes economic growth and sustainable development, creating value in the regions where it operates. The Group’s environmental management has as an objective to innovate in water management and mine closure, looking forward to supporting the sustainability of operations. The use of clean technologies to reduce freshwater consumption and waste generation, together with the application of adequate environmental protection standards and procedures in the management of operations are essential for Buenaventura. The challenges that come from higher environmental and social expectations of the environment are being addressed appropriately, encouraging research to improve the prevention and control of the environmental impacts of the Groups’ activities.

These cash flows were discounted using a real pre-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2023, the Group identified impairment indicators in Uchcucchacua, Julcani, Tambomayo, El Brocal, La Zanja and Río Seco mining units. The Group evaluated and concluded that there is no impairment as a result of the analysis based on the value in use.

During 2022, the Group identified impairment indicators in Orcopampa, Uchucchacua, La Zanja and Río Seco. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount based on their value in use of Orcopampa, Uchucchacua and La Zanja mining units. On the other hand, the Group recognized a recovery of impairment of long-lived assets for US$19.9 million in the CGU Río Seco.

During 2021, the Group identified impairment indicators in Orcopampa, Uchucchacua, La Zanja and Río Seco. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use for Orcopampa, Uchucchacua, and La Zanja. As a result of the analysis of the recoverable amount as of December 31, 2021 in Río Seco, the Group recognized an impairment of assets for US$19.9 million. In addition, the La Zanja unit mining recognized a reversal of impairment of US$5.0 million, (net effect of US$14.9 million).

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate
-	Residual value

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and consider development plans for the mines agreed by management as part of planning process. Production volumes are dependent on several variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proven and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2023 -

	2024	2025-2027
	US$	US$

Gold	1,900 /Oz	2,036 /Oz
Silver	23.00 /Oz	27.00 /Oz
Copper	8,500 /MT	10,822 /MT
Zinc	2,600 /MT	3,071 /MT
Lead	2,050/MT	2,449 /MT

As of December 31, 2022 -

	2023	2024-2026
	US$	US$

Gold	1,750 /Oz	1,735 /Oz
Silver	21.00 /Oz	23.17 /Oz
Copper	7,900 /MT	9,625 /MT
Zinc	3,000 /MT	2,648 /MT
Lead	1,900 /MT	2,181 /MT

(*)OZ= Ounces, MT = Metric Ton.

Discount rate:

In calculating the value in use, as of December 31, 2023 and 2022 the following discount rates were applied to the cash flows:

	2023	2022
	%	%

Uchucchacua	12.04	12.52
Tambomayo	12.04	N/A
Julcani	12.04	N/A
Orcopampa	N/A	12.52
El Brocal	14.78	N/A
Rio Seco	15.06	16.34
La Zanja	14.18	14.08

These discount rates are derived from the Group’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC considers both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

Residual value: As part of its financial projections to determine the recoverable amount, the Group has estimated and included the value of long-lived assets that could be sold independently at the end of the life of the mine. The estimation of the residual value is carried out by an independent appraiser each year.

(c)

The book value of assets held under finance leases amounted to US$231.6 million as of December 31, 2023 (US$250.5 million as of December 31, 2022) and is presented in various items of the “Property, plant, equipment and development cost” caption. During 2023 and 2022, no acquisitions of assets under lease agreements were made.

(d)	During 2023, 2022 and 2021, no borrowing costs were capitalized.
(e)	Right-of-use assets

The net assets for right-of-use assets maintained by the Group correspond to the following:

	2023	2022
	US$(000)	US$(000)
Buildings	9,236	10,484
Transportation units	1,117	1,380
Machinery and equipment	1,403	896

	11,756	12,760

During 2023, the additions to the right-of-use assets were US$1.9 million and no disposals were made (additions of US$11.7 million and no disposals were made during 2022).

(f)	Below is the distribution of depreciation expenses of the year:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	164,543	147,032	159,652
Unabsorbed cost due to production stoppage	10,420	14,877	4,569
Cost of sales of services	9,037	8,153	8,109
Administrative expenses	2,065	1,886	4,741
Property, plant, equipment and development costs	1,799	1,039	963
Exploration in non-operating areas	98	101	114
Selling expenses	103	93	84
Other, net	54	49	48
Discontinued operations, note 1(e)	—	9	14

	188,119	173,239	178,294

Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Property, plant, equipment and development costs

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2023 and 2022 are shown below:

			Adjustments					Adjustments
	January 1,		and changes in			December 31,		and changes in			December 31,
	2022	Additions	estimates	Disposals	Transfers	2022	Additions	estimates	Disposals	Transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	30,382	—	—	—	2,820	33,202	—	—	—	360	33,562
Buildings and other constructions	2,596,406	—	1,041	(61)	11,063	2,608,449	—	—	(35,964)	100,777	2,673,262
Machinery and equipment	5,098,359	—	(1,041)	(54,732)	155,044	5,197,630	—	—	(49,382)	194,037	5,342,285
Transportation units	33,382	—	—	—	2,995	36,377	—	—	(133)	4,388	40,632
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	35,395	—	—	(58)	885	36,222	—	—	—	182	36,404
Construction in progress and in-transit units (a)	126,527	227,216	(19)	—	(169,459)	184,265	302,302	(2,164)	—	(299,335)	185,068
Stripping activity asset (see Note 2(i))	1,159,829	304,198	—	—	—	1,464,027	344,054	—	—	—	1,808,081
Asset retirement costs (see Note 11(c))	186,296	—	(17,812)	—	—	168,484	—	40,425	—	—	208,909
Right-of-use assets (b)	98,900	4,941	—	(3,137)	(3,348)	97,356	3,946	—	(1,114)	(409)	99,779
	9,366,048	536,355	(17,831)	(57,988)	—	9,826,584	650,302	38,261	(86,593)	—	10,428,554

Accumulated depreciation
Buildings and other constructions (c)	522,381	72,899	655	(14)	—	595,921	74,690	19,912	(32,418)	—	658,105
Machinery and equipment	2,569,972	272,528	(655)	(54,519)	141	2,787,467	290,691	—	(46,980)	123	3,031,301
Transportation units	18,627	2,160	—	—	—	20,787	2,514	—	(120)	—	23,181
Furniture and fixtures	551	21	—	—	—	572	—	—	—	—	572
Other equipment	24,090	3,136	—	(58)	—	27,168	3,118	—	—	—	30,286
Stripping activity asset	791,571	134,186	—	—	—	925,757	133,810	—	—	—	1,059,567
Asset retirement costs	36,914	4,770	—	—	—	41,684	5,464	—	—	—	47,148
Right-of-use assets (b)	30,408	12,708	—	(3,124)	(141)	39,851	11,117	—	(1,114)	(123)	49,731
	3,994,514	502,408	—	(57,715)	—	4,439,207	521,404	19,912	(80,632)	—	4,899,891

Net cost	5,371,534					5,387,377					5,528,663
(a)	As of December 31, 2023, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$80.2 million), (ii) tailings dam projects (US$52.5 million), (iii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$42.9 million), (iv) expansion of a leach pad (US$36.1 million), and (v) a direct flotation reactor technology project (US$21.8 million).

As of December 31, 2022, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$55.5 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$36.1 million), (iii) mine support equipment (US$32.6 million), (iv) belt replacement projects (US$11.1 million), (v) a direct flotation reactor technology project (US$11.0 million), (vi) the purchase of stators for ball mills (US$10.7 million), and (vii) installation of flotation recovery technology (US$8.5 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2023 and 2022:

	January 1,				December 31,				December 31,
	2022	Additions	Disposals	Transfers	2022	Additions	Disposals	Transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,640	216	(365)	—	10,491	—	—	—	10,491
Buildings and other constructions	57,916	1,273	(2,668)	—	56,521	2,283	(591)	—	58,213
Machinery and equipment	30,344	3,452	(104)	(3,348)	30,344	1,663	(523)	(409)	31,075
	98,900	4,941	(3,137)	(3,348)	97,356	3,946	(1,114)	(409)	99,779

Accumulated depreciation
Land	4,629	1,949	(365)	—	6,213	1,661	—	—	7,874
Buildings and other constructions	17,190	7,216	(2,656)	—	21,750	6,205	(591)	—	27,364
Machinery and equipment	8,589	3,543	(103)	(141)	11,888	3,251	(523)	(123)	14,493
	30,408	12,708	(3,124)	(141)	39,851	11,117	(1,114)	(123)	49,731

Net cost	68,492				57,505				50,048

(c)   In 2023, adjustments primarily relate to the depreciation of assets whose depreciation method was changed from UOP to straight-line basis.